General and Administrative (Tables)	12 Months Ended
Dec. 31, 2021
Moringa Acquisition Corp [Member]
General and Administrative (Tables) [Line Items]
Schedule of formation and other operating expenses
	December 31, 2021	December 31, 2020
	In U.S. dollars
Legal expenses	353,368	145,000
Audit, bookkeeping and accounting	110,237	50,000
Professional services	78,411	—
Management fees	109,295	—
Insurance	281,147	—
Other	11,475	860
	943,933	195,860